Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Trade and Other Receivables

Trade and other receivables as of December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Total amounts		Allowance for doubtful accounts		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,161,234	￦	(470,239)	￦	(5,343)	￦	2,685,652
Other receivables		2,763,942		(121,972)		(270)		2,641,700

	￦	5,925,176	￦	(592,211)	￦	(5,613)	￦	5,327,352

Non-current assets
Trade receivables	￦	263,367	￦	(632)	￦	(12,835)	￦	249,900
Other receivables		507,251		(19,644)		(28,496)		459,111

		770,618		(20,276)		(41,331)		709,011

	2017
(In millions of Korean won)	Total amounts		Allowance for doubtful accounts		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,286,169	￦	(438,817)	￦	(7,508)	￦	2,839,844
Other receivables		3,041,028		(66,402)		(187)		2,974,439

	￦	6,327,197	￦	(505,219)	￦	(7,695)	￦	5,814,283

Non-current assets
Trade receivables	￦	366,107	￦	(610)	￦	(12,803)	￦	352,694
Other receivables		522,459		(17,970)		(28,351)		476,138

	￦	888,566	￦	(18,580)	￦	(41,154)	￦	828,832

Summary of Changes in Allowance for Doubtful Accounts

Details of changes in allowance for doubtful accounts the years ended December 31, 2016 and 2017, are as follows:

	2015				2016				2017
(In millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	527,617	￦	311,082	￦	468,741	￦	250,842	￦	470,871	￦	141,616
Provision		95,489		46,066		84,975		7,736		38,888		5,809
Reversal or written-off		(135,318)		(33,282)		(80,518)		(108,638)		(70,121)		(61,220)
Changes in the scope of consolidation		(16,752)		(69,732)		215		56		(107)		(35)
Others		(2,232)		(3,272)		(2,542)		(8,380)		(104)		(1,798)

Ending balance	￦	468,741	￦	250,842	￦	470,871	￦	141,616	￦	439,427	￦	84,372

Summary of Aging Analysis of Trade Receivables

Details of aging analysis of trade receivables as of December 31, 2016 and 2017, are as follows:

(in millions of Korean won)	2016		2017
Neither past due nor impaired	￦	2,377,637	￦	2,661,406

Past due and impaired
Up to 6 months		685,288		701,032
6 months to 12 months		87,547		70,190
Over 12 months		255,951		199,337

		1,028,786		970,559
Less: Allowance for doubtful accounts		(470,871)		(439,427)

	￦	2,935,552	￦	3,192,538

Summary of Other Receivables

Details of other receivables as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016		2017
Loans	￦	80,308	￦	84,682
Receivables[1]		2,709,177		2,970,346
Accrued income		9,903		12,186
Refundable deposits		390,035		391,458
Loans receivable		10,355		34,273
Finance lease receivables		16,280		20,526
Others		26,369		21,478
Less: Allowance for doubtful accounts		(141,616)		(84,372)

	￦	3,100,811	￦	3,450,577

1	The settlement receivables of BC Card Co., Ltd. of ￦2,262,829 million (2016: ￦1,962,880 million) are included.

Summary of Aging Analysis of Other Receivables

Details of aging analysis of other receivables as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016		2017
Neither past due nor impaired	￦	2,971,239	￦	3,271,949

Past due and impaired
Up to 6 months		134,231		169,894
6 months to 12 months		12,805		16,052
Over 12 months		124,152		77,054

		271,188		263,000
Less: Allowance for doubtful accounts		(141,616)		(84,372)

Total	￦	3,100,811	￦	3,450,577